Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Schedule of Components of Income Tax Expenses

The income tax expenses consist of the following components:

	For the six months ended March 31,
	2025	2024
Current income tax expenses	$340,441	-
Deferred income tax benefit	-	(215,161)
Total income tax expenses/(benefit)	$340,441	$(215,161)

The income tax expenses consist of the following components:

	For the years ended September 30,
	2024	2023	2022
Current income tax expenses	$441,441	$96,452	$305,439
Deferred income tax expenses/(benefit)	148,239	(160,402)	80,519
Total income tax expenses/(benefit)	$589,680	$(63,950)	$385,958

Schedule of Group’s Actual Provision for Income Taxes and the Provision

A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:

	For the six months ended March 31,
	2015	2024
Loss before income tax expenses	$(2,746,918)	$(1,620,927)
Computed income tax benefit with statutory tax rate	(1,011,597)	(596,937)
Effect of preferential tax rate	(21,205)	3,967
Impact of different tax rates in other jurisdictions	821,728	220,869
Non-deductible expenses	2,988	1,366
Utilized tax gain	-	2,059
Changes in valuation allowance	548,527	153,515
Income tax expenses /(benefit)	$340,441	$(215,161)

A reconciliation between the Group’s actual provision for income taxes and the provision at Japan statutory rate is as follows:

		For the years ended September 30,
		2024	2023	2022
Profit/(loss) before income tax expenses		$150,344	$(716,678)	$1,452,333
Computed income tax expense/(benefit) with statutory tax rate(1)	36.8%	55,367	(263,930)	538,344
Effect of preferential tax rate		(21,092)	(22,301)	(29,148)
Impact of different tax rates in other jurisdictions		(237,513)	(425)	(303,869)
Non-deductible expenses		3,160	316	1,372
Utilized tax loss		-	(49,313)	-
Changes in valuation allowance		789,758	271,703	179,259
Income tax expenses/(benefit)		$589,680	$(63,950)	$385,958

(1)	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.

Schedule of Significant Components of the Deferred Tax Assets

As of March 31, 2025 and September 30, 2024, the significant components of the deferred tax assets are summarized below:

	As of March 31, 2025	As of September 30, 2024
Deferred tax assets:
Allowance for credit loss	$1,297,689	$1,031,183
Net operating loss carried forward	620,662	233,840
Unrealized foreign exchange loss	(61,051)	45,440
Total deferred tax assets	1,857,300	1,310,463
Valuation allowance	(1,857,300)	(1,310,463)
Deferred tax assets, net of valuation allowance	$-	$-

As of September 30, 2024 and 2023, the significant components of the deferred tax assets are summarized below:

	As of September 30,
	2024	2023
Deferred tax assets:
Net operating loss carried forward	$1,265,023	$654,588
Unrealized foreign exchange gain/(loss)	45,440	(36,521)
Total deferred tax assets	1,310,463	618,067
Valuation allowance	(1,310,463)	(468,938)
Deferred tax assets, net of valuation allowance	$-	$149,129

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	As of March 31, 2025	As of September 30, 2024
Valuation allowance:
Balance at beginning of the year	$1,310,463	$468,938
Additions	526,157	790,396
Loss utilized	-	-
Exchange difference	20,680	51,129
Balance at end of the year	$1,857,300	$1,310,463

Changes in valuation allowance are as follows:

	As of September 30
	2024	2023
Valuation allowance:
Balance at beginning of the year	$468,938	$211,556
Additions	790,396	271,702
Loss utilized	-	(49,314)
Exchange difference	51,129	34,994
Balance at end of the year	$1,310,463	$468,938

Schedule of Net Operating Loss Carryforwards	As of March 31, 2025 net operating loss carryforwards will expire, if unused, in the following amounts:
2025	$-
2026	141,738
2027	498,343
2028	1,592,302
2029	1,676,253
Total	$3,908,636
As of September 30, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:
2025	$-
2026	142,260
2027	500,178
2028	1,602,758
2029	1,688,526
Total	$3,933,722